<SEQUENCE>1
<FILENAME>t10092009.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2009
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           10/09/2009
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       60
                                         -------------
Form 13F Information Table Value Total:   1,165,570
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    31273  1473041 SH       Sole                  1473041
Ambassadors Group Inc          COM              023177108     2774   177275 SH       Sole                   177275
American Ecology               COM              025533407     3347   179000 SH       Sole                   179000
Amerisafe, Inc.                COM              03071h100      300    17400 SH       Sole                    17400
Bed Bath and Beyond            COM              075896100    22029   586815 SH       Sole                   586815
Berkshire Hathaway A           COM              084670108    36764      364 SH       Sole                      364
Berkshire Hathaway B           COM              084670207    14006     4215 SH       Sole                     4215
Brookfield Asset Management    COM              112585104    27982  1232165 SH       Sole                  1232165
Brown & Brown Inc.             COM              115236101    62875  3281558 SH       Sole                  3281558
CBL & Associates Properties    COM              124830100     1056   108909 SH       Sole                   108909
Carmax                         COM              143130102    25395  1215049 SH       Sole                  1215049
Clarcor Inc.                   COM              179895107      201     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     5484   334825 SH       Sole                   334825
Contango Oil & Gas             COM              21075n204      534    10460 SH       Sole                    10460
Courier Corp                   COM              222660102     3991   263425 SH       Sole                   263425
Donaldson Co., Inc.            COM              257651109    25473   735585 SH       Sole                   735585
EOG Resources Inc.             COM              26875p101    35301   422710 SH       Sole                   422710
Exactech Inc.                  COM              30064e109      410    26065 SH       Sole                    26065
Exxon Mobil Corp               COM              30231G102      278     4046 SH       Sole                     4046
Federated Investors            COM              314211103    23392   887064 SH       Sole                   887064
Forward Air                    COM              349853101    29696  1282763 SH       Sole                  1282763
Franklin Resources             COM              354613101    29102   289281 SH       Sole                   289281
General Electric Co            COM              369604103    15928   970022 SH       Sole                   970022
Glenville Bank Hldg Co.        COM              37908p109      220     2756 SH       Sole                     2756
Graco                          COM              384109104    17089   613160 SH       Sole                   613160
Heartland Express              COM              422347104    35729  2481167 SH       Sole                  2481167
Houston Wire & Cable Company   COM              44244K109      636    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    34867  1247485 SH       Sole                  1247485
Illinois Tool Works            COM              452308109    26110   611328 SH       Sole                   611328
Int'l Speedway                 COM              460335201    21292   772295 SH       Sole                   772295
John Wiley & Sons              COM              968223206    51308  1475209 SH       Sole                  1475209
Johnson & Johnson              COM              478160104    43347   711887 SH       Sole                   711887
Joy Global Inc.                COM              481165108     5471   111800 SH       Sole                   111800
Kaydon Corp                    COM              486587108    16718   515667 SH       Sole                   515667
Knight Transportation Inc.     COM              499064103    21647  1290025 SH       Sole                  1290025
Lab Corp                       COM              50540r409    15642   238075 SH       Sole                   238075
M & T Bank Corp                COM              55261F104    13245   212531 SH       Sole                   212531
Markel Corp                    COM              570535104    46551   141142 SH       Sole                   141142
Martin Marietta Mat            COM              573284106    14520   157711 SH       Sole                   157711
McGrath Rentcorp               COM              580589109    22947  1078825 SH       Sole                  1078825
Mednax Inc.                    COM              58502b106    54123   985482 SH       Sole                   985482
Meredith Corp                  COM              589433101    36294  1212241 SH       Sole                  1212241
Mohawk Industries              COM              608190104    15493   324861 SH       Sole                   324861
NBT Bancorp Inc.               COM              628778102      228    10126 SH       Sole                    10126
OneBeacon                      COM              G67742109     1979   144000 SH       Sole                   144000
Patterson Companies Inc.       COM              703395103    14084   516850 SH       Sole                   516850
Protective Life Corp.          COM              743674103    27724  1294320 SH       Sole                  1294320
Rofin-Sinar                    COM              775043102      542    23600 SH       Sole                    23600
Ross Stores Inc.               COM              778296103    36027   754173 SH       Sole                   754173
Strayer Education              COM              863236105     2072     9519 SH       Sole                     9519
Stryker Corp                   COM              863667101    19284   424475 SH       Sole                   424475
TCF Financial                  COM              872275102    17870  1370408 SH       Sole                  1370408
Trustco Bank Corp              COM              898349105      140    22408 SH       Sole                    22408
Watson Pharmaceuticals         COM              942683103      308     8400 SH       Sole                     8400
Websense                       COM              947684106      425    25300 SH       Sole                    25300
Westamerica Bank               COM              957090103    14135   271836 SH       Sole                   271836
White Mtns Insurance           COM              G9618E107    64452   209936 SH       Sole                   209936
Winthrop Realty Trust          COM              976391102      394    40500 SH       Sole                    40500
Yum Brands                     COM              988498101    33923  1004831 SH       Sole                  1004831
Zebra Technologies A           COM              989207105    41143  1586686 SH       Sole                  1586686